Acquisition of Pershing Gold Corporation	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Acquisition of Pershing Gold Corporation
6. Acquisition of Pershing Gold Corporation

On April 3, 2019, the Company obtained control and completed the acquisition of Pershing Gold Corporation (“Pershing Gold”) via an agreement and plan of merger dated September 28, 2018. The merger was completed by the Company acquiring all the outstanding common and preferred shares of Pershing Gold through exchanging each outstanding Pershing Gold common share for 0.715 common shares of the Company and exchanging each outstanding Pershing Gold preferred share for 461.44 common or preferred shares of the Company. Outstanding Pershing Gold options and restricted share units were exchanged for the Company’s common share considerations and outstanding Pershing Gold warrants became exercisable for the Company’s common shares under the same exchange ratio.

The merger has been accounted for as a business combination with the Company identified as the acquirer for accounting purposes.

The consideration paid is calculated as follows:

Non-diluted Pershing Gold common shares outstanding, April 3, 2019	33,686,921
Implicit share exchange ratio	0.715
The Company's common shares exchanged for Pershing Gold common shares	24,085,928
The Company's common share price, April 3, 2019 (USD)	1.55
Total common share consideration	$37,418
Consideration on the exchange of Pershing Gold for the Company's equity instruments:
Preferred shares exchanged for common shares	383
Preferred shares exchanged for preferred shares	5,714
Restricted share units exchanged for common shares	803
Warrants exchanged for warrants	1
Total equity consideration	44,319
Pre-existing convertible loan from the Company to Pershing Gold	2,913
Total consideration	$47,232

The purchase price allocation is as follows:

Cash and cash equivalents	$241
Prepaid expenses	609
Restricted cash	3,787
Property, plant and equipment	49,272
Trade and other payables	(5,454)
Decommission provision	(1,223)
Net assets acquired	$47,232

The acquisition of Pershing Gold by the Company was completed on April 3, 2019. As of December 31, 2019, the determination of fair value of assets and liabilities acquired has been finalized.